Long-term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term debt
Long-term debt	$ 17,300	$ 8,356
Fair value	$ 17,616	$ 9,182
Weighted average interest rates on long-term debt during the period (as a percent)	6.65%	6.93%	6.82%
Weighted average interest rates on long-term debt at period end (as a percent)	5.39%	7.26%
Principal maturities of long-term debt by type of debt
First quarter 2016	$ 0
Second quarter 2016	0
Third quarter 2016	375
Fourth quarter 2016	0
2016	375
2017	1,903
2018	0
2019	1,400
2020	300
2021-2067	2,100
Securitizations	9,040
Revolvoing conduit facilities, long-term debt maturities	2,620
Total principal maturities	17,738
Long-term debt	17,300	$ 8,356
Debt issuance cost	(30)
Senior debt
Long-term debt
Long-term debt	17,128	8,184
Fair value	$ 17,371	$ 8,920
Weighted average interest rates on long-term debt during the period (as a percent)	6.56%	6.84%	6.75%
Weighted average interest rates on long-term debt at period end (as a percent)	5.32%	7.16%
Principal maturities of long-term debt by type of debt
Long-term debt	$ 17,128	$ 8,184
Junior Subordinated Debt
Long-term debt
Long-term debt	172	172
Fair value	$ 245	$ 262
Weighted average interest rates on long-term debt during the period (as a percent)	12.26%	12.26%	12.26%
Weighted average interest rates on long-term debt at period end (as a percent)	12.26%	12.26%
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)	6.00%
Long-term debt	$ 172	$ 172
Senior debt | Securitizations
Long-term debt
Long-term debt	$ 9,034
Principal maturities of long-term debt by type of debt
Contractual interest rate, minimum (as a percent)	2.41%
Contractual interest rate, maximum (as a percent)	6.94%
First quarter 2016	$ 0
Second quarter 2016	0
Third quarter 2016	0
Fourth quarter 2016	0
2016	0
2017	0
2018	0
2019	0
2020	0
2021-2067	0
Securitizations	9,040
Revolvoing conduit facilities, long-term debt maturities	0
Total principal maturities	9,040
Long-term debt	9,034
Debt issuance cost	(16)
Senior debt | Revolving Conduit Facilities
Long-term debt
Long-term debt	$ 2,620
Principal maturities of long-term debt by type of debt
Contractual interest rate, minimum (as a percent)	1.65%
Contractual interest rate, maximum (as a percent)	3.65%
First quarter 2016	$ 0
Second quarter 2016	0
Third quarter 2016	0
Fourth quarter 2016	0
2016	0
2017	0
2018	0
2019	0
2020	0
2021-2067	0
Securitizations	0
Revolvoing conduit facilities, long-term debt maturities	2,620
Total principal maturities	2,620
Long-term debt	2,620
Debt issuance cost	0
Senior debt | Medium Term Notes
Long-term debt
Long-term debt	$ 5,474
Principal maturities of long-term debt by type of debt
Contractual interest rate, minimum (as a percent)	5.25%
Contractual interest rate, maximum (as a percent)	8.25%
First quarter 2016	$ 0
Second quarter 2016	0
Third quarter 2016	375
Fourth quarter 2016	0
2016	375
2017	1,903
2018	0
2019	1,400
2020	300
2021-2067	1,750
Securitizations	0
Revolvoing conduit facilities, long-term debt maturities	0
Total principal maturities	5,728
Long-term debt	5,474
Debt issuance cost	(14)
Junior Subordinated Debt
Long-term debt
Long-term debt	172
Principal maturities of long-term debt by type of debt
First quarter 2016	0
Second quarter 2016	0
Third quarter 2016	0
Fourth quarter 2016	0
2016	0
2017	0
2018	0
2019	0
2020	0
2021-2067	350
Securitizations	0
Revolvoing conduit facilities, long-term debt maturities	0
Total principal maturities	350
Long-term debt	172
Debt issuance cost	$ 0